Consolidated Statements of Cash Flows Consolidated Statement of Cash Flows - Supplemental cash information - (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash paid for interest	$ 4,920,363	$ 4,094,327	$ 22,219,386	$ 16,317,378